Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Company's Total Income Derived from Countries

The Company’s total income has been derived from the following countries:

		Years Ended December 31,
		2013	2012	2011
		A$	A$	A$
	Home country—Australia	6,779,924	437,171	683,323

	Foreign countries
	- Scotland	10,170,804	22,454,227	14,143,270
	- U.S.A.	1,456,833	4,955,965	8,919
	- Switzerland	3,462,035	2,236,251	544,263

	Total—foreign countries	15,089,672	29,646,443	14,696,452

	Total income	21,869,596	30,083,614	15,379,775

% of total income derived from	- LifeScan	62%	82%	96%
	- Siemens	7%	16%	0%